Supplement to MainSail Prospectus
                      Supplement dated May 24, 2006
              to Prospectus dated May 1, 1998 as supplemented



Effective May 24, 2006, Pioneer Small Cap Value II VCT Portfolio - Class I shares merged into Pioneer Small Cap Value VCT Portfolio - Class I shares.
Accordingly, any reference to Pioneer Small Cap Value II VCT Portfolio - Class
I shares in this prospectus is replaced with Pioneer Small Cap Value VCT
Portfolio - Class I shares.

The following Portfolio Operating Expenses replaces the Portfolio Operating
Expense information for Pioneer Small Cap Value II VCT Portfolio - Class I shares found in the Prospectus.

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

													   Net Total
                											   Annual
	 				                  Distribution	          Total			   Portfolio
  			                       Management   Service 	 Other	  Annual    Contractual	   Operating
	       		                         Fees     (12b-1) Fees	Expenses  Portfolio Expense Waiver  Expenses
									          Operating       or	   (After any
									          Expenses  Reimbursement  reimbursement
													   and waiver
													   agreements)
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio - 	0.75%	 	None	  0.40%	    1.15%	--	      1.15%
Class I Shares

